Fair value measurements - Schedule of movements in Level 3 financial instruments (Detail) - Recurring [Member] - Level 3 [Member] - JPY (¥) ¥ in Billions		3 Months Ended			6 Months Ended
		Sep. 30, 2022		Sep. 30, 2021	Sep. 30, 2022		Sep. 30, 2021
Assets [Abstract]
Beginning balance, Assets		¥ 909		¥ 624	¥ 792		¥ 566
Total gains (losses) recognized in net revenue, Assets	[1]	6		28	4		44
Total gains (losses) recognized in other comprehensive income, Assets		0			0
Purchases/ issues, Assets	[2]	146		147	331		306
Sales/ redemptions, Assets	[2]	(185)		(200)	(346)		(321)
Settlements, Assets		(18)		11	(5)		14
Foreign exchange movements, Assets		36		5	102		4
Transfers into Level 3, Assets	[3],[4]	42		41	104		55
Transfers out of Level 3, Assets	[4]	(8)		7	(54)		(5)
Ending balance, Assets		928		663	928		663
Liabilities [Abstract]
Beginning balance, Liabilities		534		639	580		694
Total gains (losses) recognized in net revenue, Liabilities	[1]	(3)		5	23		(20)
Total gains (losses) recognized in other comprehensive income, Liabilities		2		0	3		2
Purchases/ issues, Liabilities	[2]	50		180	168		384
Sales/ redemptions, Liabilities	[2]	(40)		(170)	(105)		(363)
Settlements, Liabilities
Foreign exchange movements, Liabilities		4		0	8		0
Transfers into Level 3, Liabilities	[3],[4]	21		14	54		35
Transfers out of Level 3, Liabilities	[4]	(77)		(29)	(186)		(139)
Ending balance, Liabilities		493		629	493		629
Trading assets and private equity and debt investments [Member]
Assets [Abstract]
Beginning balance, Assets		469		397	398		366
Total gains (losses) recognized in net revenue, Assets	[1]	1		1	(13)		6
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	128		139	305		292
Sales/ redemptions, Assets	[2]	(164)		(186)	(293)		(298)
Settlements, Assets
Foreign exchange movements, Assets		20		3	49		2
Transfers into Level 3, Assets	[3],[4]	34		14	57		26
Transfers out of Level 3, Assets	[4]	(10)		(4)	(25)		(30)
Ending balance, Assets		478		364	478		364
Trading assets and private equity and debt investments [Member] | Equities [Member]
Assets [Abstract]
Beginning balance, Assets		19		11	14		16
Total gains (losses) recognized in net revenue, Assets	[1]	2		0	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	1		1	7		1
Sales/ redemptions, Assets	[2]	(2)		(1)	(2)		(6)
Settlements, Assets
Foreign exchange movements, Assets		1		0	2		0
Transfers into Level 3, Assets	[3],[4]	1		1	1		2
Transfers out of Level 3, Assets	[4]	(6)		0	(6)		(1)
Ending balance, Assets		16		12	16		12
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member]
Assets [Abstract]
Beginning balance, Assets		32		45	32		58
Total gains (losses) recognized in net revenue, Assets	[1]	3		(1)	2		2
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	5		4	7		3
Sales/ redemptions, Assets	[2]	(1)		(1)	(2)		(3)
Settlements, Assets
Foreign exchange movements, Assets		0		0	0		0
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4]						(13)
Ending balance, Assets		39		47	39		47
Trading assets and private equity and debt investments [Member] | Japanese agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		2		2	2		2
Total gains (losses) recognized in net revenue, Assets	[1]	0		0	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]			0			0
Sales/ redemptions, Assets	[2]	0		0	0		0
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4]
Ending balance, Assets		2		2	2		2
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		12		13	10		12
Total gains (losses) recognized in net revenue, Assets	[1]	0		0	2		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	2		1	7		6
Sales/ redemptions, Assets	[2]	(3)		(5)	(8)		(9)
Settlements, Assets
Foreign exchange movements, Assets		0		0	0		0
Transfers into Level 3, Assets	[3],[4]	0		1	0		2
Transfers out of Level 3, Assets	[4]	(1)		0	(1)		(1)
Ending balance, Assets		10		10	10		10
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets [Abstract]
Beginning balance, Assets		260		131	220		135
Total gains (losses) recognized in net revenue, Assets	[1]	(3)		1	(1)		2
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	72		18	157		32
Sales/ redemptions, Assets	[2]	(98)		(27)	(168)		(45)
Settlements, Assets
Foreign exchange movements, Assets		11		1	27		1
Transfers into Level 3, Assets	[3],[4]	33		12	55		22
Transfers out of Level 3, Assets	[4]	(3)		(4)	(18)		(15)
Ending balance, Assets		272		132	272		132
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		7		8	7		8
Total gains (losses) recognized in net revenue, Assets	[1]	0		0	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]				0		0
Sales/ redemptions, Assets	[2]	0		0	0		0
Settlements, Assets
Foreign exchange movements, Assets				0			0
Transfers into Level 3, Assets	[3],[4]	0			0
Transfers out of Level 3, Assets	[4]			0			0
Ending balance, Assets		7		8	7		8
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		9		7	8		6
Total gains (losses) recognized in net revenue, Assets	[1]	0		1	(1)		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	0		1	0		3
Sales/ redemptions, Assets	[2]	(1)		(2)	(1)		(2)
Settlements, Assets
Foreign exchange movements, Assets		1		0	2		0
Transfers into Level 3, Assets	[3],[4]				1
Transfers out of Level 3, Assets	[4]
Ending balance, Assets		9		7	9		7
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member]
Assets [Abstract]
Beginning balance, Assets		105		158	79		106
Total gains (losses) recognized in net revenue, Assets	[1]	(3)		0	(13)		3
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	36		84	98		195
Sales/ redemptions, Assets	[2]	(41)		(121)	(75)		(182)
Settlements, Assets
Foreign exchange movements, Assets		6		2	14		1
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4]
Ending balance, Assets		103		123	103		123
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets [Abstract]
Beginning balance, Assets		23		21	26		23
Total gains (losses) recognized in net revenue, Assets	[1]	2		0	(2)		(1)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	12		15	29		36
Sales/ redemptions, Assets	[2]	(18)		(13)	(37)		(35)
Settlements, Assets
Foreign exchange movements, Assets		1		0	4		0
Transfers into Level 3, Assets	[3],[4]	0			0
Transfers out of Level 3, Assets	[4]
Ending balance, Assets		20		23	20		23
Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member]
Assets [Abstract]
Beginning balance, Assets		0		1	0		0
Total gains (losses) recognized in net revenue, Assets	[1]	0		0	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	0		15	0		16
Sales/ redemptions, Assets	[2]	0		(16)	0		(16)
Settlements, Assets
Foreign exchange movements, Assets		0		0	0		0
Transfers into Level 3, Assets	[3],[4]	0			0		0
Transfers out of Level 3, Assets	[4]
Ending balance, Assets		0		0	0		0
Equity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	26		(39)	10		(41)
Total gains (losses) recognized in net revenue, Assets	[1],[5]	(2)		21	12		20
Total gains (losses) recognized in other comprehensive income, Assets	[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets	[5]	(27)		3	(25)		1
Foreign exchange movements, Assets	[5]	(2)		(1)	(3)		(1)
Transfers into Level 3, Assets	[3],[4],[5]	(5)		6	(1)		(2)
Transfers out of Level 3, Assets	[4],[5]	5		19	2		32
Ending balance, Assets	[5]	(5)		9	(5)		9
Interest rate contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	20		(41)	(11)		(43)
Total gains (losses) recognized in net revenue, Assets	[1],[5]	20		(1)	22		(3)
Total gains (losses) recognized in other comprehensive income, Assets	[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]	0			0
Settlements, Assets	[5]	0		9	17		11
Foreign exchange movements, Assets	[5]	(1)		0	0		(1)
Transfers into Level 3, Assets	[3],[4],[5]	(2)		5	11		6
Transfers out of Level 3, Assets	[4],[5]	(2)		0	(4)		2
Ending balance, Assets	[5]	35		(28)	35		(28)
Credit contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	(30)		(31)	(33)		(38)
Total gains (losses) recognized in net revenue, Assets	[1],[5]	(5)		(5)	12		(1)
Total gains (losses) recognized in other comprehensive income, Assets	[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets	[5]	4		1	(6)		3
Foreign exchange movements, Assets	[5]	0		0	(4)		0
Transfers into Level 3, Assets	[3],[4],[5]	(2)		(2)	(2)		(2)
Transfers out of Level 3, Assets	[4],[5]	0		0	0		1
Ending balance, Assets	[5]	(33)		(37)	(33)		(37)
Foreign exchange contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	18		9	10		15
Total gains (losses) recognized in net revenue, Assets	[1],[5]	(1)		4	0		(3)
Total gains (losses) recognized in other comprehensive income, Assets	[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets	[5]	5		(2)	9		(1)
Foreign exchange movements, Assets	[5]	0		0	2		0
Transfers into Level 3, Assets	[3],[4],[5]	0		0	0		0
Transfers out of Level 3, Assets	[4],[5]	(1)		(1)	0		(1)
Ending balance, Assets	[5]	21		10	21		10
Derivatives, net [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	34		(102)	(24)		(107)
Total gains (losses) recognized in net revenue, Assets	[1],[5]	12		19	46		13
Total gains (losses) recognized in other comprehensive income, Assets	[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]	0			0
Settlements, Assets	[5]	(18)		11	(5)		14
Foreign exchange movements, Assets	[5]	(3)		(1)	(5)		(2)
Transfers into Level 3, Assets	[3],[4],[5]	(9)		9	8		2
Transfers out of Level 3, Assets	[4],[5]	2		18	(2)		34
Ending balance, Assets	[5]	18		(46)	18		(46)
Subtotal [Member]
Assets [Abstract]
Beginning balance, Assets		503		295	374		259
Total gains (losses) recognized in net revenue, Assets	[1]	13		20	33		19
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	128		139	305		292
Sales/ redemptions, Assets	[2]	(164)		(186)	(293)		(298)
Settlements, Assets		(18)		11	(5)		14
Foreign exchange movements, Assets		17		2	44		0
Transfers into Level 3, Assets	[3],[4]	25		23	65		28
Transfers out of Level 3, Assets	[4]	(8)		14	(27)		4
Ending balance, Assets		496		318	496		318
Loans and receivables [Member]
Assets [Abstract]
Beginning balance, Assets		196		111	205		104
Total gains (losses) recognized in net revenue, Assets	[1]	3		3	5		2
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	18		8	25		14
Sales/ redemptions, Assets	[2]	(21)		(11)	(52)		(18)
Settlements, Assets
Foreign exchange movements, Assets		9		1	29		2
Transfers into Level 3, Assets	[3],[4]	16		18	36		27
Transfers out of Level 3, Assets	[4]			(7)	(27)		(8)
Ending balance, Assets		221		123	221		123
Collateralized agreements [Member]
Assets [Abstract]
Beginning balance, Assets		18		16	16		18
Total gains (losses) recognized in net revenue, Assets	[1]	0		0	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]
Sales/ redemptions, Assets	[2]			(3)			(5)
Settlements, Assets
Foreign exchange movements, Assets		1		0	3		0
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4]
Ending balance, Assets		19		13	19		13
Non-trading debt securities [Member]
Assets [Abstract]
Beginning balance, Assets		3
Total gains (losses) recognized in net revenue, Assets	[1]	0			0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	0			0
Sales/ redemptions, Assets	[2]
Settlements, Assets
Foreign exchange movements, Assets		0			1
Transfers into Level 3, Assets	[3],[4]				2
Transfers out of Level 3, Assets	[4]
Ending balance, Assets		3			3
Other [Member]
Assets [Abstract]
Beginning balance, Assets		189		202	197	[6]	185
Total gains (losses) recognized in net revenue, Assets	[1]	(10)		5	(34)		23
Total gains (losses) recognized in other comprehensive income, Assets		0			0
Purchases/ issues, Assets	[2]	0			1		0
Sales/ redemptions, Assets	[2]	0			(1)		0
Settlements, Assets
Foreign exchange movements, Assets		9		2	25		2
Transfers into Level 3, Assets	[3],[4]	1		0	1		0
Transfers out of Level 3, Assets	[4]						(1)
Ending balance, Assets		189	[6]	209	189	[6]	209
Trading liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		6		2	3		7
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0		2	2		3
Sales/ redemptions, Liabilities	[2]	(3)		(1)	(5)		(3)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0	0		0
Transfers into Level 3, Liabilities	[3],[4]	2		4	5		3
Transfers out of Level 3, Liabilities	[4]	0		(1)	0		(4)
Ending balance, Liabilities		5		6	5		6
Trading liabilities [Member] | Equities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1		0	0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]				0		0
Sales/ redemptions, Liabilities	[2]	0		0	(1)		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0	0		0
Transfers into Level 3, Liabilities	[3],[4]	0			2
Transfers out of Level 3, Liabilities	[4]						0
Ending balance, Liabilities		1		0	1		0
Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0	0		1
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]
Sales/ redemptions, Liabilities	[2]	0		0			(1)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0	0		0
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4]
Ending balance, Liabilities		0		0	0		0
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		5		2	3		5
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0		2	1		3
Sales/ redemptions, Liabilities	[2]	(3)		(1)	(3)		(1)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0	0		0
Transfers into Level 3, Liabilities	[3],[4]	2		4	3		3
Transfers out of Level 3, Liabilities	[4]	0		(1)	0		(4)
Ending balance, Liabilities		4		6	4		6
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0	0		1
Total gains (losses) recognized in net revenue, Liabilities	[1]			0			0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]			0	1		0
Sales/ redemptions, Liabilities	[2]	0		0	(1)		(1)
Settlements, Liabilities
Foreign exchange movements, Liabilities				0	0		0
Transfers into Level 3, Liabilities	[3],[4]						0
Transfers out of Level 3, Liabilities	[4]
Ending balance, Liabilities				0			0
Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0	0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]						0
Sales/ redemptions, Liabilities	[2]	0		0	0		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0	0		0
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4]
Ending balance, Liabilities		0		0	0		0
Short-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		35		94	58		103
Total gains (losses) recognized in net revenue, Liabilities	[1]	(2)		2	0		(7)
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0	0		0
Purchases/ issues, Liabilities	[2]	9		49	26		92
Sales/ redemptions, Liabilities	[2]	(10)		(48)	(16)		(89)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0	0		0
Transfers into Level 3, Liabilities	[3],[4]	3		3	4		8
Transfers out of Level 3, Liabilities	[4]	(10)		(10)	(43)		(35)
Ending balance, Liabilities		29		86	29		86
Payables and deposits [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		25		2	8		1
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0	1		0
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0	0		0
Purchases/ issues, Liabilities	[2]	4		0	15		0
Sales/ redemptions, Liabilities	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities
Transfers into Level 3, Liabilities	[3],[4]			0	7		1
Transfers out of Level 3, Liabilities	[4]	(8)		0	(8)		0
Ending balance, Liabilities		21		2	21		2
Collateralized financing [Member]
Liabilities [Abstract]
Beginning balance, Liabilities							1
Total gains (losses) recognized in net revenue, Liabilities	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities							0
Purchases/ issues, Liabilities	[2]
Sales/ redemptions, Liabilities	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4]						(1)
Ending balance, Liabilities
Long-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		442		508	479		547
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		5	13		(9)
Total gains (losses) recognized in other comprehensive income, Liabilities		2		0	3		2
Purchases/ issues, Liabilities	[2]	37		129	122		289
Sales/ redemptions, Liabilities	[2]	(22)		(110)	(77)		(256)
Settlements, Liabilities
Foreign exchange movements, Liabilities		2		0	3		0
Transfers into Level 3, Liabilities	[3],[4]	16		7	38		23
Transfers out of Level 3, Liabilities	[4]	(58)		(18)	(134)		(99)
Ending balance, Liabilities		415		511	415		511
Other liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		26		33	32		35
Total gains (losses) recognized in net revenue, Liabilities	[1]	(1)		(2)	9		(4)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0		0	3		0
Sales/ redemptions, Liabilities	[2]	(5)		(11)	(7)		(15)
Settlements, Liabilities
Foreign exchange movements, Liabilities		2		0	5		0
Transfers into Level 3, Liabilities	[3],[4]	0			0		0
Transfers out of Level 3, Liabilities	[4]	(1)		0	(1)		0
Ending balance, Liabilities		¥ 23		¥ 24	¥ 23		¥ 24

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity and debt investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[3]	Amounts of gains and losses on these transfers which were recognized in the period when the Transfers into Level 3 occurred were not significant for the six and three months ended September 30, 2021 and 2022.
[4]	Transfers into Level 3 indicate certain valuation inputs of a financial instrument become unobservable or significant. Transfers out of Level 3 indicate certain valuation inputs of a financial instrument become observable or insignificant. See Quantitative and qualitative information regarding significant unobservable valuation inputs above for the valuation inputs of each financial instruments.
[5]	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
[6]	Valuation techniques and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.